Subsequent Events (Details) kr / shares in Units, $ / shares in Units, kr in Thousands, $ in Thousands		1 Months Ended				9 Months Ended	12 Months Ended
	Jul. 23, 2021 USD ($)	May 20, 2021 USD ($) $ / shares shares	May 20, 2021 SEK (kr) kr / shares shares	Mar. 22, 2021 USD ($)	Mar. 22, 2021 SEK (kr)	Sep. 30, 2021 shares	Dec. 31, 2020 $ / shares shares	Sep. 13, 2021 $ / shares	Jun. 23, 2021 USD ($)	May 20, 2021 kr / shares shares	Dec. 31, 2020 kr / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 kr / shares shares
Subsequent Events (Details) [Line Items]
Warrant exercisable price | (per share)							$ 0.4	$ 0.2			kr 33	$ 0.7	kr 6
Shares issued (in Shares) | shares						14,505,206						230,000	230,000
Additional purchase of warrants (in Dollars)		$ 20,000
Percentage of issued and outstanding shares		20.00%					20.00%			20.00%	20.00%
Subsequent event, description						Lastly, in the event that the average daily US dollar volume of share of Allarity Delaware common stock traded on the US Nasdaq Stock Market falls below $2.5 million, then holders of the convertible preferred stock will be entitled to a one-time special dividend of 8% of the stated value of the preferred stock ($1.6 million) payable in shares of common stock upon conversion of the convertible preferred stock. The Company is in the process of assessing the accounting treatment of the special dividend.	Lastly, in the event that the average daily US dollar volume of shares of Allarity Delaware common stock traded on the US Nasdaq Stock Market falls below $2.5 million, then holders of the convertible preferred stock will be entitled to a one-time special dividend of 8% of the stated value of the preferred stock ($1.6 million) payable in shares of common stock upon conversion of the convertible preferred stock. The Company is in the process of assessing the accounting treatment of the special dividend.
Maturity date				Jun. 23, 2021	Jun. 23, 2021
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Maximum number of common share (in Shares) | shares		120,891,157	120,891,157
Purchase warrant per unit | (per share)		$ 0.1	kr 0.85
Warrant exercisable price | (per share)		$ 0.2								kr 1.7
Warrants expire date		Apr. 15, 2023	Apr. 15, 2023
Gross proceeds (in Kronor) | kr			kr 100,000
Additional purchase of warrants (in Dollars)		$ 20,000
Loan value				$ 2,900	kr 25,000
Percentage of debt				3.00%	3.00%
Loan origination fee				$ 87	kr 750
Bearing Interest rate				3.00%	3.00%
Loan balance value (in Dollars)									$ 2,817
Debt interest (in Dollars)									$ 197
Upfront payment (in Dollars)	$ 1,000
Minimum [Member]
Subsequent Events (Details) [Line Items]
Conversion price of preferred stock (in Dollars per share) | $ / shares		$ 9.91					$ 7.47
Percentage of weighted average price		80.00%					80.00%			80.00%	80.00%
Maximum [Member]
Subsequent Events (Details) [Line Items]
Conversion price of preferred stock (in Dollars per share) | $ / shares							$ 10.25
Percentage of weighted average price		90.00%					90.00%			90.00%	90.00%
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares) | shares						8,075,824	7,801,262				7,801,262
Preferred Shares [Member]
Subsequent Events (Details) [Line Items]
Percentage of issued and outstanding shares							4.99%				4.99%
Asset Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Milestone payments (in Dollars)	$ 16,000
Series A Convertible Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares) | shares		20,000								20,000
Series A Convertible Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares) | shares		20,000								20,000
Preferred Shares [Member]
Subsequent Events (Details) [Line Items]
Percentage of issued and outstanding shares		4.99%								4.99%